UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2009

Check here if Amendment [ X ];               Amendment Number:2
       This Amendment (Check only one):         [ X] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA      April 23,2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:                32
                                                  -----------------------

Form 13F Information Table Value Total:             $135336 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   vOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101       457         15539SH           SOLE            NONE    15539
CLAYMORE EX TRD FD S&P GLBL WTR   COM     18383Q507      1572         89940SH           SOLE            NONE    89940
DISCOVER FINANCIAL SVCS           COM     254709108       104          8008SH           SOLE            NONE     8008
GOLDMAN SACHS GROUP INC           COM     38141G104       246          1600SH           SOLE            NONE     1600
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242      7448         71816SH           SOLE            NONE    71816
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309     17652        316684SH           SOLE            NONE   316684
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606      2155         28458SH           SOLE            NONE    28458
ISHARES S&P SM CAP GROWTH 600     COM     464287887      2135         38832SH           SOLE            NONE    38832
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646      4076         39159SH           SOLE            NONE    39159
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457      4663         55846SH           SOLE            NONE    55846
ISHARES TR BRCLYS BD 3-7 YR TRS   COM     464288661       488          4368SH           SOLE            NONE     4368
ISHARES TR BRCLYS AGGREG BD       COM     464287226     21891        210490SH           SOLE            NONE   210490
ISHARES TR BRCLYS TIPS            COM     464287176      8473         81463SH           SOLE            NONE    81463
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513      4260         50750SH           SOLE            NONE    50750
MEDCOHEALTH SOLUTIONS             COM     58405U102       542          8632SH           SOLE            NONE     8632
MEDTRONIC INC                     COM     585055106       172          4072SH           SOLE            NONE     4072
MERCK & CO INC NEW                COM     58933Y105      1319         35752SH           SOLE            NONE    35752
MORGAN STANLEY                    COM     617446448       196          7212SH           SOLE            NONE     7212
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103       197          1821SH           SOLE            NONE     1821
SPDR GOLD TRUST SPDR              COM     78463V107      6113         57057SH           SOLE            NONE    57057
VANGUARD BOND IX INT              COM     921937819       565          7064SH           SOLE            NONE     7064
VANGUARD BOND IX SHORTTERM BD     COM     921937827       579          7224SH           SOLE            NONE     7224
VANGUARD BOND IX TTL BD MKT       COM     921937835      1308         16534SH           SOLE            NONE    16534
VANGUARD PACIFIC                  COM     922042866      3646         71659SH           SOLE            NONE    71659
VANGUARD REIT                     COM     922908553      3318         79946SH           SOLE            NONE    79946
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133      2186        100710SH           SOLE            NONE   100710
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315      5808        119770SH           SOLE            NONE   119770
WISDOMTREE GLBL EQ INC FD         COM     97717W877     11663        303636SH           SOLE            NONE   303636
WISDOMTREE INVESTMENTS            COM     97717P104        74         35000SH           SOLE            NONE    35000
WISDOMTREE LARGECAP DIV           COM     97717W307     17698        442395SH           SOLE            NONE   442395
WISDOMTREE MIDCAP DIV             COM     97717W505      2184         52497SH           SOLE            NONE    52497
WISDOMTREE SMALLCAP DIV           COM     97717W604      2148         56994SH           SOLE            NONE    56994


TOTAL                                                 $135336
